Business Combination	9 Months Ended
Sep. 30, 2022
Business Combination
3.	Business Combination
As discussed in Note 2—Basis of Presentation and Summary of Significant Accounting Policies, on August 5, 2022, the Company completed the Business Combination. Upon the closing of the Business Combination, the following occurred:

•
Each
non-redeeming
share of DPCM Class A common stock was converted into the right to receive 1.4541326 Common Shares (the “Exchange Ratio”), such that 902,213 shares of DPCM Class A common stock that were not redeemed were exchanged for 1,311,937 Common Shares;

•
All outstanding warrants of DPCM were converted into the right to receive Warrants. Each such Warrant is exercisable for 1.4541326 Common Shares, at any time commencing on September 4, 2022, the date that is 30 days after the completion of the Business Combination. The number of Common Shares received upon the exercise of Warrants will be rounded down to the nearest whole number of Common Shares;

•	3,015,575 shares of DPCM Class B common stock held by Sponsor and DPCM’s officers, directors and other special advisors were converted into Common Shares on a one-for-one basis; and

•
Pursuant to an arrangement effected under Part 9, Division 5 of the Business Corporations Act (British Columbia) (the “Arrangement”) all holders of outstanding non-redeemable
convertible preferred shares of
D-Wave
Systems received equity interests in
D-Wave
in exchange for their equity interests in
D-Wave
Systems. The aggregate consideration paid to former shareholders of
D-Wave
Systems in connection with the Business Combination was approximately 99,736,752 Common Shares and Exchangeable Shares (as defined below) (excluding options of
D-Wave
Systems and warrants of
D-Wave
Systems).

“Exchangeable Shares” refer to shares in the capital of
D-Wave
Quantum Technologies Inc., or ExchangeCo, an indirect Canadian subsidiary of
D-Wave.
The Exchangeable Shares are exchangeable from time to time, at the holder’s election, for Common Shares on a one-for-one
basis.
In connection with the Business Combination and concurrently with the execution of the Transaction Agreement, on February 7, 2022, DPCM and the Company entered into separate subscription agreements with a number of investors (each a “PIPE Investor”), pursuant to which the PIPE Investors agreed to purchase, and the Company agreed to sell to the PIPE Investors, a number of Common Shares (the “PIPE Shares”) equal to the aggregate purchase price for all Common Shares subscribed for by each PIPE Investor, divided by $10.00 and multiplied by the Exchange Ratio for an aggregate purchase price of $40.0 million (the “PIPE Investment”), such that the PIPE Investors purchased 5,816,528 PIPE Shares in the aggregate. The PIPE Investment closed simultaneously with the consummation of the Business Combination.
The Business Combination was accounted for as a reverse recapitalization in accordance with U.S. GAAP. Under this method of accounting, DPCM was treated as the “acquired” company for financial reporting purposes. See Note 2 for further details. Accordingly, for accounting purposes, the Business Combination was treated as the equivalent of the Company issuing shares for the net assets of DPCM, accompanied by a recapitalization. The net assets of DPCM were stated at historical cost, with no goodwill or other intangible assets recorded.
In accounting for the Business Combination and after redemptions, net proceeds received by the Company totaled $21.4 million. The following table presents the net proceeds from the Business Combination and PIPE Investment for the nine months ended September 30, 2022 (in thousands):

Recapitalization
Cash - DPCM trust and cash, net of redemptions	$9,130
Cash - PIPE Investment	40,000
Less: Non-cash net liabilities assumed from DPCM	(13,728)
Less: Transaction costs	(14,017)

Net Business Combination and PIPE Investment	21,385
Add back: Non-cash net liabilities assumed from DPCM	13,728
Add back: Accrued transaction costs	2,459

Net cash contribution from Business Combination and PIPE Investment	$37,572

The following table presents the number of shares of Common Shares issued immediately following the consummation of the Business Combination, PIPE Investment, and closing of the ELOC:

Number of Shares
Exchange of DPCM Class A common stock for D-Wave Quantum Inc. common stock upon Business Combination (1)	1,311,937
Exchange of DPCM Class B common stock for D-Wave Quantum Inc. common stock upon Business Combination (2)	3,015,575
D-Wave Quantum Inc. common stock issued in PIPE Investment upon Business Combination	5,816,528

Business Combination and PIPE shares	10,144,040
Exchange of D-Wave Systems Inc. common stock for D-Wave Quantum Inc. common stock (including Exchangeable Shares) upon Business Combination (3)	99,736,752
D-Wave Quantum Inc. common stock issued to Lincoln Park for the ELOC closing commitment upon Business Combination	127,180

Total D-Wave Quantum Inc. common stock (including Exchangeable Shares) outstanding immediately after Business Combination, PIPE Investment, and closing of the ELOC	110,007,972

(1)
Prior to the Business Combination, there were 30,000,000 shares of DPCM Class A common stock subject to possible redemption outstanding. Also prior to the Business Combination, 29,097,787 shares of DPCM Class A common stock subject to possible redemption were redeemed, resulting in 902,213 shares of DPCM Class A common stock outstanding immediately prior to the Business Combination. The number of Common Shares that former stockholders of DPCM Class A common stock received upon exchanging their shares in connection with the Business Combination was calculated by multiplying the 902,213 shares of DPCM Class A common stock outstanding immediately prior to the Business Combination by the Exchange Ratio. All fractional shares were rounded down.

(2)
Prior to the Business Combination, there were 7,500,000 shares of DPCM Class B common stock outstanding. Also prior to the Business Combination, 4,484,425 shares of DPCM Class B common stock were forfeited, resulting in 3,015,575 shares of DPCM Class B common stock outstanding immediately prior to the Business Combination. In connection with the Business Combination, the former stockholders of DPCM Class B common stock exchanged their shares for Common Shares on a one-for-one
basis.

(3)
In conjunction with the Business Combination, all of
D-Wave
Systems’
non-redeemable
convertible preferred stock was converted into
D-Wave
Systems’ common stock. As a result, there were 112,106,972 shares of
D-Wave
Systems’ common stock outstanding immediately prior to the Business Combination. In conjunction with the Business Combination, the number of Common Shares that former stockholders of
D-Wave
Systems’ common stock received upon exchanging their shares in conjunction with the Business Combination was calculated by multiplying the 112,106,972 shares of
D-Wave
Systems’ common stock outstanding by the conversion ratio of 0.889657 (the “Conversion Ratio”), resulting in 99,736,752 Common Shares outstanding (including 48,409,601 Exchangeable Shares). All fractional shares were rounded down.